Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents		$ 9,706
Trade accounts receivable	50
Advances to various creditors	42	38
Prepayments and other (Note 8)	786	518
Due from related parties (Note 6)	25
Inventories (Note 9)	324
Total current assets	1,227	10,262
FIXED ASSETS:
Advances for vessels acquisitions / under construction (Note 4 and 6)	34,375	14,400
Vessels, net (Note 5)	38,200
Other fixed assets, net (Note 10)	1,401	1,467
Total fixed assets	73,976	15,867
OTHER NON CURRENT ASSETS:
Deferred charges (Note 11)	208
Restricted cash (Note 11 and 19)	164	1,739
Total non-current assets	372	1,739
Total assets	75,575	27,868
CURRENT LIABILITIES:
Current portion of debt (Note 11)	1,412
Derivative financial instruments (Note 19)		1,135
Due to related parties (Note 6)	608	807
Accounts payable	2,193	2,082
Accrued liabilities	5,121	4,581
Total current liabilities	9,334	8,605
NON-CURRENT LIABILITIES:
Derivative financial instruments (Note 19)	2,599	562
Other non-current liabilities (Note 21)	3,106	3,906
Non-current portion of debt (Note 11)	18,007
Total non-current liabilities	23,712	4,468
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,469,648 and 18,969,989 shares issued and outstanding at December 31, 2013 and 2014 (Note 13)	190	25
Additional paid-in capital (Note 13)	318,125	293,453
Accumulated deficit	(275,786)	(278,683)
Total stockholders' equity	42,529	14,795
Total liabilities and stockholders' equity	75,575	27,868
Total liabilities	$ 33,046	$ 13,073